Stockholders' equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Apr. 30, 2021	Apr. 05, 2021	Jan. 08, 2021	Jul. 21, 2020	Dec. 31, 2021	Apr. 28, 2021	Dec. 31, 2020	Mar. 31, 2020
Class of Stock [Line Items]
Preferred Stock, Shares Authorized					10,000,000		10,000,000
Preferred stock, par value					$ 0.0001		$ 0.0001
Common Stock, Shares Authorized					850,000,000		850,000,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Dividends					$ 0
Common stock issued for notes purchased					92,619,641		66,155,340	9,162,976
Sale of Stock, Price Per Share								$ 3.27
Common stock, value, issued					$ 9		$ 1	$ 30,000
Treasury Stock, Shares, Acquired		717,460	148,440	9,896,666
Treasury Stock, Value		$ 0	$ 0	$ 0	$ 0		$ 0
IPO [Member]
Class of Stock [Line Items]
Issuance of common stock (in shares)	19,840,000				4,455,384
Shares Issued, Price Per Share	$ 13.00
Proceeds of IPO	$ 241,200
Underwriting Discount and Commissions	$ 16,800
Purchase cost of shares					$ 54,200
IPO [Member] | Repurchase [Member]
Class of Stock [Line Items]
Issuance of common stock (in shares)					2,191,557
IPO [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Issuance of common stock (in shares)					2,263,827